UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8920

Clarion Value Fund, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin Clarion Value Fund, Inc. 230 Park Avenue New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2500

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

COVER PHOTO: Metro Park, Alexandria, Virginia

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

LETTER TO SHAREHOLDERS

June 2010

CLARION VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the semi-annual report for the Clarion Value Fund (the “Fund”). This report covers the period from November 1, 2009 through April 30, 2010. As of April 30, 2010, the net asset value of the Clarion Value Fund Master (the “Master Fund”), into which all assets of the Fund are invested, was $333,038,999, which included investments in 119 debt investments with a net investment value of $329,388,842 and $3,650,157 of cash and other assets (net of other liabilities). Performance information as of April 30, 2010 is presented below along with the performance for the benchmark of the Master Fund.

Annualized Return (as of April 30, 2010)
	Trailing 1 Year	Trailing 5 Year	Since Fund Inception (1)

Clarion Value Fund, Inc.	101.04%	-2.25%	6.12%
Barclays Capital U.S. Aggregate Index	8.30%	5.38%	6.84%

(1)	December 21, 1994

The compositional difference between the Master Fund and the Barclays Capital U.S. Aggregate Index is still the largest factor affecting the relative underperformance of the Fund. The portfolio of the Master Fund is comprised almost entirely of CMBS while over 70% of the Barclays Capital U.S. Aggregate Index is comprised of Treasuries, Agency MBS pass-throughs and Agency debentures.

Below is comparative performance information for the BBB component of the Barclays Capital CMBS Index, which may reflect a more direct comparison, based on the composition of the Master Fund’s portfolio.

Annualized Return (as of April 30, 2010)
	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)

Clarion Value Fund, Inc.	101.04%	-2.25%	4.95%
Barclays Capital CMBS BBB Index	59.16%	-12.01%	0.60%

(1)	The Barclays Capital CMBS BBB Index was formed on January 1, 1997

Market Overview

Continuing the theme of 2009, the CMBS market experienced a gradual improvement in pricing in the first four months of 2010, in spite of a continuation of the credit deterioration that started in the commercial real estate market two years ago. The CMBS conduit delinquency rate, which stood at 4.8% in October 2009, has increased to 8.3% in May 2010.1 Much of the increase has been attributed to several high profile loans that have become delinquent, including $3 billion of securitized mortgages on Peter Cooper Village/Stuyvesant Town, which is now in the process of foreclosure.

From October 2009 to April 2010, spreads on generic super-senior CMBS tightened from approximately 550bp to 320bp. Bond prices on CMBS subordinate to super-seniors also rose as investors reached for yield and certain investors lowered their expectations of cumulative losses. However, the tightening of spreads was not smooth and gradual. There was a fair amount of fluctuation as CMBS spreads traded in parallel with the vacillating equity markets.

The rally that started in March of 2009 however, ended dramatically on May 6th as the ‘Flash Crash’, immediately followed by the European debt crisis, rocked investor confidence across almost every market sector. As of mid-June, super-senior CMBS spreads were at 410bp while credit bonds, which were already trading for pennies

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

on the dollar, were observed trading four to five points lower.

The legacy TALF program expired on March 31st without much fanfare or effect on spreads, as participation in the program had gradually diminished. The program has generally been viewed by the market as a success as it created a backstop for certain CMBS investments during the initial stages of the credit crisis. Since the inception of the program, borrowers have used TALF to help finance approximately $12 billion of legacy CMBS purchases. On June 30th, the less successful “new issue” portion of the TALF program will expire. To date, it has spurred only one new issue CMBS deal (in November 2009) and it is not expected to be utilized again before its expiration.

With respect to CMBS origination activity, April brought the first CMBS deal of the year and the first multi-borrower CMBS deal since mid-2008. The $309.7 million RBSCF 2010-MB1 transaction was underwritten by RBS and is backed by six loans with a reported weighted average LTV of 54.4%. Like the three CMBS deals that came to the market in the fourth quarter of 2009, the deal reflects the more conservative underwriting requirements imposed on CMBS deals in the post crisis market. The AAA rated A2 class, with 22.25% in subordination, priced competitively at 90bp over swaps.

In the non-securitized market, spreads have experienced compression as some investment capital that has been waiting on the sidelines has grown increasingly impatient. As a result, all points of the capital stack have experienced a tightening of spreads, with senior debt on high quality cash-flowing assets leading the way. In similar fashion, we believe that some of this impatient, opportunistic capital has led to a temporary decline in cap rates within the real estate equity markets. Despite the spread compression, life insurance companies in particular now view yields on real estate mortgages as attractive alternatives to corporate debt, with low leverage loans perceived to have similar characteristics to investment grade bonds, despite lagging fundamentals. Senior fixed rate loan spreads have tightened 60 to 80bp, even breaking below the 200bp barrier over U.S. Treasuries for prime assets. Subordinate debt has seen much of the same rally, with the lower leverage cash-flowing asset classes again leading the way.

Another sign of increased capital market activity can be observed in a recent spike in new loan originations. In the fourth quarter of 2009, commercial and multifamily real estate debt (originated primarily by life insurance companies) increased 15% on the quarter (12% YoY), albeit from a still heavily depressed level.2

If you have any questions, please feel free to contact me at (212) 883-2551 or Robert Kopchains at (212) 883-2692.

Regards,

Daniel Heflin
President

1. CMBS delinquency data are from Trepp and include conduit commercial mortgages, all property types, securitized as commercial mortgage backed securities that are 30+, in process of foreclosure, REO, or non-performing maturities.
2. Mortgage Bankers Association Quarterly Data Book.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Clarion Value Fund and the Barclays Capital U.S. Aggregate Index
(December 31, 1994 to April 30, 2010)

The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Barclays Capital U.S. Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER

ING Clarion Capital is a registered investment advisor with $4.3 billion under management. ING Clarion Capital has over 50 employees and has been managing commercial real estate related debt investments for its institutional clients since 1996. Operating out of its headquarters in New York, ING Clarion Capital is dedicated to debt investments and benefits from its affiliate’s (ING Clarion) real estate resources, including approximately 400 employees in the U.S. and a global research team comprised of 9 people.*

* Information as of March 31, 2010

FUND OBJECTIVE

Clarion Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The majority of the securities in which the Master Fund invests are commercial mortgage backed securities with a maturity of 2 to 20 years. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

CLARION VALUE FUND MASTER, LLC

April 30, 2010
Net Asset Value	$333.0 MM
Portfolio Positions	119
Nominal Yield to Maturity	22.9%
Average Rating	A
Spread to U.S. Treasury	2,112 bps
Weighted Average Life	3.7 years
Average Modified Duration	2.8 years
Portfolio Distribution†:
CMBS	96.8%
Other (includes Treasuries)	3.2%

†

Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

PORTFOLIO HIGHLIGHTS (unaudited)
CLARION VALUE FUND MASTER, LLC
(As of April 30, 2010)

PORTFOLIO DISTRIBUTION1

COLLATERAL DISTRIBUTION1

(1) Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3%of the outstanding principal balance.

Source: ING Clarion Capital, LLC and Trepp, LLC

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS
CLARION VALUE FUND, INC.

Per Share Operating Performance
For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006

Net Asset Value, Beginning of Period	$4.30		$4.48		$8.28		$9.35		$9.29

Income (loss) from Investment Operations
Net Investment Income (1)	0.27		0.60		0.57		0.53		0.63
Net Realized and Unrealized Gain (Loss)	0.89		(0.27)		(3.87)		(1.06)		0.06

Total Income (Loss) from Investment Operations	1.16		0.33		(3.30)		(0.53)		0.69

Distributions from:
Net Investment Income	(0.22)		(0.51)		(0.50)		(0.54)		(0.63)
Capital Gains	—		—		—		—		—

Total Distributions	(0.22)		(0.51)		(0.50)		(0.54)		(0.63)

Net Asset Value, End of Period	$5.24		$4.30		$4.48		$8.28		$9.35

Total Investment Return (2)	27.72%		13.70	%(3)	(41.58	)%(3)	(6.01	)%(3)	7.76%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$308,583		$313,059		$283,461		$401,512		$412,767
Ratio of Net Expenses to Average Net Assets	0.78	%(4),(6)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.78	%(4)
Ratio of Net Investment Income to Average Net Assets	12.15	%(4),(6)	18.88	%(4)	8.21	%(4)	5.86	%(4)	5.78	%(4)
Ratio of Fees and Expenses Waived Under Contractual Obligation to Average Net Assets	0.00%		0.15%		0.01%		0.01%		0.00%
Portfolio Turnover Rate (5)	—		—		—		—		—

(1)	Calculated based upon average shares outstanding throughout the period.
(2)

Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value on the ex-dividend date.

(3)	Total investment return would have been lower had certain fees not been waived during the period.
(4)	Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(6)	Annualized.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets
Investment in Clarion Value Fund Master, LLC (“Master Fund”), at Fair Value	$309,085,107

Total Assets	309,085,107

Liabilities
Accrued Advisory Fees - Note C	456,420
Accrued Audit and Tax Fees	31,997
Other Accrued Expenses	14,127

Total Liabilities	502,544

Net Assets	$308,582,563

Net Assets Consist of:
Paid in Capital	$492,275,765
Accumulated Undistributed Net Investment Income	14,716,771
Accumulated Net Realized Loss	(87,181,089)
Net Unrealized Depreciation	(111,228,884)

Net Assets	$308,582,563

Net Assets	$308,582,563
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	58,874,257
Net Asset Value Per Share	$5.24

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Operations
For the Six Months Ended April 30, 2010 (unaudited)

Investment Income
Interest Income Allocated from the Master Fund	$19,840,161

Expenses Allocated from the Master Fund	(180,836)

Total Investment Income	19,659,325

Expenses
Advisory Fees - Note C	966,219
Audit and Tax Fees	23,307
Directors’ Fees	10,413
Transfer Agent Fees - Note E	7,736
Administrative Fees - Note D	5,951
Other Expenses	5,287

Total Expenses	1,018,913

Net Investment Income	18,640,412

Realized and Unrealized Gain (Loss) on Investments Allocated from the Master Fund
Net Realized Loss on Investments Allocated from the Master Fund	(1,652,024)
Net Change in Unrealized Depreciation on Investments Allocated from the Master Fund	58,119,623

Net Gain on Investments	56,467,599

Net Increase in Net Assets Resulting from Operations	$75,108,011

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statements of Changes In Net Assets

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 30, 2009

Increase in Net Assets Resulting from Operations:
Net Investment Income	$18,640,412	$40,752,698
Net Realized Loss	(1,652,024)	(48,725,794)
Net Change in Unrealized Depreciation	58,119,623	43,341,978

Net Increase in Net Assets Resulting from Operations	75,108,011	35,368,882

Distributions from:
Net Investment Income	(15,237,383)	(34,649,932)

Capital Share Transactions:
Proceeds from Shares Issued	—	—
Proceeds from Reinvestment of Cash Distributions	13,173,640	29,932,481
Cost of Shares Repurchased	(77,520,925)	(1,053,274)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(64,347,285)	28,879,207

Total Increase (Decrease) in Net Assets	(4,476,657)	29,598,157
Net Assets:
Beginning of Period	313,059,220	283,461,063

End of Period (including undistributed net investment income of $14,716,771 in 2010 and $11,313,742 in 2009, respectively)	$308,582,563	$313,059,220

Shares Issued and Redeemed:
Shares Issued	—	—
Shares Issued for Reinvestment of Cash Distributions	2,829,068	9,798,816
Shares Redeemed	(16,677,294)	(402,018)

Net Increase (Decrease) in Capital Share Transactions	(13,848,226)	9,396,798

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$75,108,011
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Increase in Investment in the Master Fund	4,116,984
Net Change in Operating Assets and Liabilities:
Increase in Accrued Advisory Fees	372,307
Decrease in Accrued Audit and Tax Fees	(18,003)
Increase in Other Accrued Expenses	5,369

Net Cash Provided by Operating Activities	79,584,668

Cash Flows from Financing Activities:*
Cash Redemptions Paid	(77,520,925)
Net Investment Income Distributions Paid	(2,063,743)

Net Cash Used in Financing Activities	(79,584,668)

Net Change in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	—

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $13,173,640.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

April 30, 2010 (unaudited)

A.

Organization: The Clarion Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. The Fund’s common stock is not registered under the Securities Act of 1933.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Clarion Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2010, the Fund’s proportionate interest in the net assets of the Master Fund was 92.8%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of another feeder fund, Clarion Fund plc, which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.

Summary of Significant Accounting Policies: On July 1, 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009, and the Codification did not have a material effect on the Master Fund’s financial statements.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.

Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

3.

Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

	3.	Income Taxes (continued):

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2010, no provision for income taxes would be required in the financial statements. The Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the period ended April 30, 2010, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4.

Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from GAAP.

	5.	Other: Transactions of interests in the Master Fund are accounted for on the trade date, which is the date the trade was executed.

C.

Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund’s investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as Fund operating expenses for purposes of calculating a management fee waiver. For the six months ended April 30, 2010, the Adviser did not waive fees pursuant to this provision.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Transfer Agent: Unified Fund Services, Inc. serves as the Fund’s Transfer Agent pursuant to a mutual fund services agreement.

F.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Subsequent Events: On May 28, 2010, the Fund received notice from a shareholder to withdraw its entire interest in the Fund, in the amount of $19,447,886, effective June 1, 2010.

Management has evaluated the effect of subsequent events that may require disclosure on the Fund’s financial statements through June 29, 2010, the date the financial statements were issued and determined that there are no other subsequent events that would require disclosure in the Fund’s financial statements through this date.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS
CLARION VALUE FUND, INC.

At the October 20, 2009 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Clarion Value Fund, Inc. and Clarion Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between ING Clarion Capital, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

• The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance was up substantially for the year.

• Considering the Adviser’s fees, the Directors noted that they were slightly higher than the average presented and acknowledged management’s response that the Funds have a sophisticated investor base.

• The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

• The Directors noted the health of the Adviser’s business, its relationship to the larger ING organization, and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

At the conclusion of their review, the Boards, including a majority of each Board’s independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)
CLARION VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Clarion Value Fund, Inc.
Actual	$1,000.00	$1,277.19	0.78%	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.78%	$3.92

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/10. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2692 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

15  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS
CLARION VALUE FUND MASTER, LLC

	For the Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

Total Investment Return (1)	28.09%		14.48%	(41.15)%	(5.61)%	7.95%

Ratios and Supplemental Data
Members’ Capital, End of Period (in Thousands)	$333,039		$346,064	$315,452	$470,195	$479,251
Ratio of Expenses to Average Members’ Capital	0.12	%(2)	0.27%	0.16%	0.17%	0.13%
Ratio of Net Investment Income to Average Members’ Capital	12.76	%(2)	19.40%	8.84%	7.02%	7.36%
Portfolio Turnover Rate	19	%(3)	73%	87%	104%	70%

(1)

Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the period.

(2)	Annualized
(3)	Not annualized

See Notes to Financial Statements.

16  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2010 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.78%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$2,728,225	$212,256	(d),(e),(h)
Ansonia CDO Ltd.	0.912% due 10/25/2056 (b)	6,250,000	8,750	(d),(e),(g),(h)
Ansonia CDO Ltd.	1.412% due 10/25/2056 (b)	8,750,000	5,250	(d),(e),(h),(i)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	—	(d),(e),(h),(i)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	—	(d),(e),(h),(i)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	8,983,268	(e),(g)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	8,157,520	(g)
Banc of America Commercial Mortgage, Inc.	0.433% due 02/10/2051 (b)	249,899,428	4,845,750	(e),(f),(g)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	10,000,000	924,000	(e)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	9,127,830	(e)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (b)	10,000,000	10,159,199	(e)
Chase Commercial Mortgage Securities Corp.	7.239% due 02/12/2016 (b)	2,000,000	1,969,665	(e),(g)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (b)	1,111,936	1,162,945	(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.223% due 07/15/2044	8,994,000	9,391,535	(g)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.868% due 12/11/2049 (b)	40,500,000	1,440,974	(e),(f),(g)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.560% due 10/15/2048	1,950,000	2,046,291
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (b)	7,323,000	7,490,158	(e)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	5,115,000	5,266,435	(e),(g)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	2,522,772	(e),(g)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	10,191,138	(e)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	2,000,000	1,184,400	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.805% due 09/15/2039	5,000,000	4,943,945	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.805% due 09/15/2039 (b)	7,000,000	158,900	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.805% due 09/15/2039 (b)	9,000,000	140,400	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (b)	4,000,000	30,400	(e)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	19,196,000	15,574,699	(e),(g)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	3,209,440	(e)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	2,348,744	2,361,709
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	1,987,865	(e)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	3,325,000	1,584,363	(e)
CS First Boston Mortgage Securities Corp.	1.100% due 10/15/2039 (b)	96,277,867	1,387,075	(e),(f),(g)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	835,284	(e),(g)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	692,000	(e),(g)
CS First Boston Mortgage Securities Corp.	5.879% due 07/15/2036 (b)	2,000,000	2,600	(e),(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	12,800,000	8,175,896	(d),(e)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	8,200,000	8,174,580	(e)
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031 (b)	2,100,000	2,194,314	(e),(g)

17  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2010 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,367,876	549,982	(d),(e)
DR Structured Finance Corp.	8.375% due 08/15/2019	345,120	111,507	(d),(e)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	52,288	(d),(e)
DR Structured Finance Corp.	6.660% due 08/15/2010	55,753	36,797	(d),(e)
GE Capital Commercial Mortgage Corp.	5.334% due 11/10/2045	5,481,000	3,275,446	(e),(g)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	3,054,670	(e),(g)
GE Capital Commercial Mortgage Corp.	1.072% due 01/10/2038 (b)	114,774,905	2,833,792	(f),(g)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,449,769	(e),(g)
GE Capital Commercial Mortgage Corp.	5.249% due 05/10/2043 (b)	2,972,000	465,712	(e),(g)
GE Capital Commercial Mortgage Corp.	5.788% due 12/10/2049 (b)	3,000,000	11,400	(e),(g)
GE Capital Commercial Mortgage Corp.	5.239% due 06/10/2048 (b)	2,200,000	7,260	(e),(g)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	7,835,805	1,774,810	(e)
GS Mortgage Securities Corp. II	0.707% due 07/10/2039 (b)	139,712,553	1,949,940	(e),(f),(g)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (b)	2,000,000	1,273,600	(e),(g)
GS Mortgage Securities Corp. II	5.699% due 12/20/2049 (b)	5,000,000	1,185,000	(d),(e),(g),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	15,005,000	51,017	(e),(g),(i)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	8,752,000	29,629	(d),(e),(g),(i)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	4,275,000	14,535	(e),(g),(i)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	2,500,000	8,500	(e),(g),(i)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	7,408,870	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.572% due 05/15/2045	235,401,688	6,149,445	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.827% due 02/15/2051	5,562,000	5,763,233
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.452% due 05/15/2047	230,330,574	4,758,722	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.276% due 06/12/2047	307,455,374	4,504,313	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.388% due 06/12/2041	4,000,000	3,521,923	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.566% due 02/15/2051	150,616,282	2,398,805	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	1,671,887	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.580% due 05/15/2045 (b)	2,000,000	456,400	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.436% due 08/12/2037 (b)	2,910,000	455,997	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.171% due 08/15/2042 (b)	2,500,000	350,000	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.794% due 05/15/2047 (b)	5,500,000	242,000	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.034% due 02/15/2051 (b)	3,600,000	146,160	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	19,300,000	50,054	(e),(g),(i)

18  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2010 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040	6,000,000	6,183,500	(e)
LB UBS Commercial Mortgage Trust	5.102% due 07/15/2037 (b)	11,052,000	5,714,236	(e),(g)
LB UBS Commercial Mortgage Trust	5.866% due 09/15/2045	5,000,000	4,981,750	(g)
LB UBS Commercial Mortgage Trust	4.843% due 04/15/2037	4,500,000	4,376,518	(e),(g)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	5,091,000	3,865,087	(e),(g)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	3,547,338	(e),(g)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	2,237,344	(e),(g)
LB UBS Commercial Mortgage Trust	5.102% due 07/15/2037 (b)	3,618,000	1,376,287	(e),(g)
LB UBS Commercial Mortgage Trust	6.242% due 07/15/2040 (b)	19,095,000	1,155,248	(e),(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	830,100	(e),(g)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029	10,000,000	10,038,650	(e),(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	2,259,023	(e),(g)
Merrill Lynch Mortgage Trust	5.501% due 09/12/2042 (b)	3,200,000	320,000	(e),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	145,097	(e).(g)
Merrill Lynch Mortgage Trust	5.233% due 11/12/2037 (b)	579,000	84,939	(e),(g)
Merrill Lynch/Countrywide Commercial Mortgage	0.483% due 09/12/2049	149,143,168	2,799,999	(e),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage	0.625% due 12/12/2049	137,431,012	2,713,850	(e),(f),(g)
Morgan Stanley Capital I	5.880% due 06/11/2049	5,025,000	5,063,140	(g)
Morgan Stanley Capital I	6.010% due 11/15/2030 (b)	3,118,904	3,084,544	(e)
Morgan Stanley Capital I	6.120% due 03/15/2031 (b)	1,063,986	1,065,284	(g)
Mortgage Capital Funding, Inc.	7.060% due 06/18/2030	2,750,000	2,743,895	(g)
Prudential Securities Secured Financing	6.924% due 04/15/2013	3,000,000	3,130,862	(e),(g)
Salomon Brothers Mortgage Securities	6.751% due 05/18/2032 (b)	1,000,000	1,043,080	(e),(g)
Wachovia Bank Commercial Mortgage Trust	1.454% due 10/15/2017 (b)	9,430,000	8,328,576	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	6,207,435	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.308% due 11/15/2048	6,000,000	6,105,540
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	8,918,000	5,959,008	(e)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	5,800,129	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047	5,000,000	4,796,800
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	6,688,000	4,065,635	(e)
Wachovia Bank Commercial Mortgage Trust	5.142% due 11/15/2035 (b)	13,396,000	3,953,045	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (b)	5,189,000	2,785,974	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (b)	2,500,000	2,455,475	(g)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035 (b)	6,327,000	2,238,493	(e),(g)
Wachovia Bank Commercial Mortgage Trust	0.260% due 04/15/2047 (b)	144,764,142	1,735,302	(e),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.398% due 10/15/2035 (b)	5,000,000	1,379,500	(e),(g)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	4,036,500	295,875	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.142% due 11/15/2035 (b)	1,000,000	196,890	(g)
Wachovia Bank Commercial Mortgage Trust	5.305% due 04/15/2042 (b)	1,000,000	130,000	(e),(g)

19 |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2010 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust	5.949% due 10/15/2048 (b)	$5,000,000	$101,500	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.959% due 10/15/2048 (b)	5,000,000	84,500	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.778% due 04/15/2047 (b)	2,000,000	31,200	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.858% due 12/15/2043 (b)	12,500,000	16,250	(e),(g)
Total Commercial Mortgage-Backed Securities (Cost $451,061,254)			318,983,967
UNITED STATES GOVERNMENT OBLIGATION (3.12%)
US Treasury Note	2.375% due 02/28/2015	10,400,000	10,404,875
Total United States Government Obligation (Cost $10,354,130)			10,404,875
TOTAL SECURITIES (98.90%) (Cost $461,415,384) (c)			329,388,842
OTHER ASSETS, NET OF LIABILITIES (1.10%)			3,650,157
MEMBERS’ CAPITAL (100.00%)			$333,038,999

(a)	See Notes to Financial Statements.
(b)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2010 was $165,141,444 or 49.59% of the Master Fund’s members’ capital.

(c)

The cost for federal income tax purposes was $461,415,384. At April 30, 2010 net unrealized depreciation for all securities based on tax cost was $132,026,542. This consisted of aggregate gross unrealized appreciation for all securities of $24,332,676 and aggregate gross unrealized depreciation for all securities of $156,359,218.

(d)	Illiquid security. At April 30, 2010, illiquid securities with aggregate principal of $51,470,714 had a value of $10,367,355 which represented 3.11% of the Master Fund’s members’ capital.
(e)

Fair valued security. At April 30, 2010, the fair valued securities represented 76.15% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(f)	Interest-only security. At April 30, 2010, interest-only securities in aggregate had a value of $37,517,967 which represented 11.27% of the Master Fund’s members’ capital.
(g)	Variable rate security.
(h)	CDO security. At April 30, 2010, collateralized debt obligations in aggregate had a value of $1,411,256 which represented 0.42% of the Master Fund’s members’ capital.
(i)	Defaulted security.

20  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

SUMMARY OF RATINGS (unaudited)
CLARION VALUE FUND MASTER, LLC

April 30, 2010

	Portfolio Distribution by Rating (a)

Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	—	—	—	—	0.06	—	—	—	—	—	—	0.06
Banc of America Commercial Mortgage, Inc.	1.46	—	2.45	2.70	—	0.28	—	—	—	—	—	6.89
Bank of America-First Union National Bank Commercial Mortgage, Inc.	—	—	—	2.74	—	—	—	—	—	—	—	2.74
Chase Commercial Mortgage Securities Corp.	—	—	3.64	0.35	—	—	—	—	—	—	—	3.99
Citigroup/Deutsche Bank Commercial Mortgage Trust.	3.43	—	—	0.43	—	—	—	—	—	—	—	3.86
Commercial Mortgage Acceptance Corp.	—	—	1.58	3.01	—	—	—	—	—	—	—	4.59
Commercial Mortgage Pass-Through Certificates	3.06	—	—	0.36	—	—	—	—	—	—	—	3.42
Credit Suisse Mortgage Capital Certificates	—	—	—	1.48	—	—	0.01	—	0.09	—	—	1.58
CS First Boston Mortgage Securities Corp.	1.13	0.60	—	3.12	2.04	1.42	—	—	—	—	—	8.31
DLJ Commercial Mortgage Corp.	—	—	2.45	0.66	—	2.45	—	—	—	—	—	5.56
DR Structure Finance Corp.	—	—	—	—	—	—	—	—	—	0.01	0.22	0.23
GE Capital Commercial Mortgage Corp.	1.77	0.74	—	—	0.98	0.14	—	—	—	—	—	3.63
GMAC Commercial Mortgage Securities Inc.	—	—	—	—	0.53	—	—	—	—	—	—	0.53
GS Mortgage Securities Corp. II	0.59	—	—	0.36	—	0.38	0.03	—	—	—	—	1.36
J.P. Morgan Chase Commercial Mortgage Securities Corp.	9.30	1.06	—	—	0.64	0.21	0.15	—	—	0.02	—	11.38
LB UBS Commercial Mortgage Trust	1.86	1.99	2.56	1.16	1.22	1.51	—	—	—	—	—	10.30
Merrill Lynch Mortgage Trust	—	—	—	—	3.69	0.12	0.04	—	—	—	—	3.85
Merrill Lynch / Countrywide Commercial Mortgage	1.65	—	—	—	—	—	—	—	—	—	—	1.65
Morgan Stanley Capital I	—	—	—	2.77	—	—	—	—	—	—	—	2.77
Mortgage Capital Funding, Inc.	0.82	—	—	—	—	—	—	—	—	—	—	0.82
Prudential Securities Secured Financing Corp.	—	—	0.94	—	—	—	—	—	—	—	—	0.94
Salomon Brothers Mortgage Securities	—	—	0.31	—	—	—	—	—	—	—	—	0.31
Wachovia Bank Commercial Mortgage Trust	2.35	4.34	2.50	1.44	6.12	0.19	0.03	0.03	0.01	—	—	17.01
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	27.42	8.73	16.43	20.58	15.28	6.70	0.26	0.03	0.10	0.03	0.22	95.78
TOTAL U.S. GOVERNMENT OBLIGATION	3.12	—	—	—	—	—	—	—	—	—	—	3.12
TOTAL SECURITIES	30.54	8.73	16.43	20.58	15.28	6.70	0.26	0.03	0.10	0.03	0.22	98.90	(a)

(a) Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

21  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital
April 30, 2010 (unaudited)

Assets
Investments, at Fair Value (Cost $461,415,384)	$329,388,842
Cash	1,385,571
Interest Receivable	3,397,265
Receivable for Securities Sold	4,654,910
Other Assets	34,915

Total Assets	338,861,503

Liabilities
Payable for Securities Purchased	5,194,886
Cash Distribution Payable	411,400
Accrued Administrative Fees - Note D	100,166
Accrued Audit and Tax Fees	97,615
Other Accrued Expenses	10,465
Accrued Custodian Fees - Note D	7,972

Total Liabilities	5,822,504

Members’ Capital	$333,038,999

Members’ Capital
Represented by:
Net Capital	$465,065,541
Accumulated Net Unrealized Depreciation on Investments	(132,026,542)

Total Members’ Capital	$333,038,999

See Notes to Financial Statements.

22  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement Of Operations
For the Six Months Ended April 30, 2010 (unaudited)

Investment Income
Interest	$21,742,578

Expenses
Audit and Tax Fees	64,465
Administrative Fees - Note D	59,507
Insurance Expense	29,753
Legal Fees	14,876
Custodian Fees - Note D	14,876
Directors’ Fees	10,413
Other	4,167

Total Expenses	198,057

Net Investment Income	21,544,521

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(1,752,786)
Net Change in Unrealized Depreciation on Investments	63,211,632

Net Gain on Investments	61,458,846

Net Increase in Members’ Capital Resulting from Operations	$83,003,367

See Notes to Financial Statements.

23  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$21,544,521	$46,404,970
Net Realized Loss on Investments	(1,752,786)	(53,899,076)
Net Change in Unrealized Depreciation on Investments	63,211,632	47,529,403

Net Increase in Members’ Capital Resulting from Operations	83,003,367	40,035,297

Contributions/Withdrawals:
Contributions	28,512,132	91,823,559
Withdrawals	(124,540,837)	(101,246,487)

Net Withdrawals	(96,028,705)	(9,422,928)

Total Increase (Decrease) in Members’ Capital	(13,025,338)	30,612,369

Members’ Capital:
Beginning of Period	346,064,337	315,451,968

End of Period	$333,038,999	$346,064,337

See Notes to Financial Statements.

24  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$83,003,367
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(63,582,087)
Proceeds from Sale of Securities	139,351,162
Adjustment to Cost of Interest Only Securities	2,877,183
Net Amortization of Premium and Accretion of Discount	(3,596,312)
Net Paydown Gain on Securities	(134,588)
Net Change in Unrealized Depreciation on Investments	(63,211,632)
Net Realized Loss on Investments	1,752,786
Net Change in Operating Assets and Liabilities:
Increase on Other Assets	(27,492)
Increase in Accrued Custodian Fees	724
Decrease in Receivable for Securities Sold	17,143,141
Decrease in Payable for Securities Purchased	(16,953,094)
Decrease in Accrued Legal Fees	(20,000)
Decrease in Interest Receivable	919,067
Decrease in Cash Distribution Payable	(56,506)
Decrease in Accrued Audit Fees	(32,385)
Decrease in Accrued Administrative Fees	(9,052)
Decrease in Accrued Expenses	(10,006)

Net Cash Provided by Operating Activities	97,414,276

Cash Flows from Financing Activities:
Contributions	28,512,132
Withdrawals	(124,540,837)

Net Cash Used in Financing Activities	(96,028,705)

Net Increase in Cash	1,385,571
Cash at Beginning of Period	—

Cash at End of Period	$1,385,571

25  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

April 30, 2010 (unaudited)

A.

Organization: Clarion Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. ING Clarion Capital, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “feeder funds”) investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “passthrough” entity, the Master Fund pays no income dividends or capital gain distributions.

B.

Summary of Significant Accounting Policies: On July 1, 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009, and the Codification did not have a material effect on the Master Fund’s financial statements.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

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SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

	1.	Security Valuation (continued):

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments

Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of April 30, 2010 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$56,076,388	$262,907,579	$318,983,967
United States Government Obligations	10,404,875	—	—	10,404,875
Total	$10,404,875	$56,076,388	$262,907,579	$329,388,842

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CMBS

Balance as of 10/31/09	$246,408,419
Realized gain (loss)	(2,369,520)
Change in unrealized appreciation/(depreciation)	59,027,360
Net amortization/accretion	660,646
Net purchases (sales)	(42,291,505)
Net Transfers in and/or out of Level 3	1,472,179
Balance as of 04/30/10	$262,907,579
Net change in unrealized appreciation/(depreciation) from positions still held at 04/30/10	$59,027,360

2.

Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. As of April 30, 2010, the Master Fund held $165,141,444 of restricted securities.

3.

Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

4.

Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

27  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

	4.	Income Taxes (continued):

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2010, no provision for income taxes would be required in the financial statements. The Master Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the period ended April 30, 2010, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties

C.

Advisory Services: ING Clarion Capital, LLC (the “Adviser”) is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and feeder funds levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder funds’ level. For the six months ended April 30, 2010, no such fees were paid by the Master Fund.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Purchases and Sales: For the six months ended April 30, 2010, the Master Fund made purchases of $10,129,122 and sales of $72,437,324 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $53,452,965 and sales of $63,580,044 of long-term U.S. Government securities during the period.

F.

Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.

Other: At April 30, 2010, Clarion Value Fund, Inc. and Clarion Fund plc are the only investors invested in the Master Fund, and own 92.8% and 7.2% of the members’ capital of the Master Fund, respectively.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.

Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

28  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

H.	Risk Factors (continued):

2.

Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

3.

Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.

Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.

Subsequent Events: On May 28, 2010, Clarion Value Fund, Inc. received notice from a shareholder to withdraw its entire interest in the feeder fund, in the amount of $19,447,886, effective June 1, 2010.

Management has evaluated the effect of subsequent events that may require disclosure on the Master Fund’s financial statements through June 29, 2010, the date the financial statements were issued and determined that there are no other subsequent events that would require disclosure in the Master Fund’s financial statements through this date.

29  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS
CLARION VALUE FUND MASTER, LLC.

At the October 20, 2009 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Clarion Value Fund, Inc. and Clarion Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between ING Clarion Capital, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

• The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance was up substantially for the year.

• Considering the Adviser’s fees, the Directors noted that they were slightly higher than the average presented and acknowledged management’s response that the Funds have a sophisticated investor base.

• The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

• The Directors noted the health of the Adviser’s business, its relationship to the larger ING organization, and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

At the conclusion of their review, the Boards, including a majority of each Board’s independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

30  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)
CLARION VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Clarion Value Fund Master, LLC
Actual	$1,000.00	$1,280.90	0.12%	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.21	0.12%	$0.59

*Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 4/30/10. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec. gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

31  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Clarion Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Clarion Value Fund Master, LLC

James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Chief Operating Officer, FrontPoint Partners, LLC; formerly, Founder and Principal of GlobeOp Financial Services, LLC	2	Clarion Value Fund Master, LLC; Various Rubicon Fund Management and GSA Capital fund entities.

Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Clarion Value Fund Master, LLC

*Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, ING Clarion Partners, LLC	2	Clarion Value Fund Master, LLC

Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, ING Clarion Capital, LLC	2	Clarion Value Fund Master, LLC; ING Clarion Capital, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 26, 2010, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

32  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years

Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, ING Clarion Capital, LLC

Ramalingam Ganesh	Chief Financial Officer	Senior Vice President, ING Clarion Capital, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.

Jerry Cammarata	Chief Compliance Officer	Vice President, ING Clarion Capital, LLC

Joanne M. Vitale	Vice President	Managing Director, ING Clarion Partners, LLC; formerly, Director, ING Clarion Partners, LLC

33  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

CONTACT INFORMATION

Investment Adviser
ING Clarion Capital, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

34  |

SEMI-ANNUAL REPORT 2010 | CLARION VALUE FUND, Inc.

ING REAL ESTATE GLOBAL NETWORK

AUSTRALIA
BELGIUM
CANADA
CHINA
CZECH REPUBLIC
FRANCE
GERMANY
HUNGARY
ITALY
JAPAN
POLAND
ROMANIA
SINGAPORE
SOUTH KOREA
SPAIN
SWEDEN
TAIWAN
THE NETHERLANDS
UNITED KINGDOM
UNITED STATES OF AMERICA

ING Clarion
230 Park Avenue 12th Floor, New York, NY 10169
T: 212.883.2500 F: 212.883.2700

WWW.INGCLARION.COM

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)        Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b)        There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)      Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 9, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 9, 2010

By:	/s/ Ramalingam Ganesh

Name:	Ramalingam Ganesh
Title:	Chief Financial Officer
Date:	July 9, 2010